PROSPECTUS

August 1, 2013

as supplemented December 18, 2013

Nile Pan Africa Fund Class A: NAFAX Class C : NAFCX Institutional Class: NAFIX
Nile Global Frontier Fund Class A Class C Institutional Class: NFRNX
Nile Africa and Frontier Bond Fund Class A Class C Institutional Class

1-877-68-AFRICA

(1-877-682-3742)

This Prospectus provides important information about the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARIES
Nile Pan Africa Fund	1
Nile Global Frontier Fund	7
Nile Africa and Frontier Bond Fund	12
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	17
Investment Objective	17
Principal Investment Strategies	17
Principal Investment Risks	22
Temporary Investments	29
Portfolio Holdings Disclosure	30
MANAGEMENT	30
Investment Adviser	30
Portfolio Manager	30
HOW SHARES ARE PRICED	31
HOW TO PURCHASE SHARES	32
HOW TO REDEEM SHARES	38
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	41
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	43
DISTRIBUTION OF SHARES	44
HOUSEHOLDING	44
FINANCIAL HIGHLIGHTS	45
PRIVACY NOTICE	49

FUND SUMMARY: Nile Pan Africa Fund

Investment Objective:  The Fund seeks to provide long term total return.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.21%	1.26%	1.15%
Total Annual Fund Operating Expenses	2.96%	3.76%	2.65%
Fee Waiver (1)	(0.46)%	(0.51)%	(0.40)%
Total Annual Fund Operating Expenses After Fee Waiver	2.50%	3.25%	2.25%

 (1)

The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50%, 3.25% and 2.25% of the Fund’s average daily net assets for its Class A, Class C and Institutional Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$814	$1,398	$2,006	$3,637
Class C	$328	$1,103	$1,897	$3,971
Institutional Class	$228	$786	$1,370	$2,955

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal period ended March 31, 2013 the Fund’s portfolio turnover rate was 126%.

Principal Investment Strategies:  The Fund seeks long-term total return from capital appreciation and income.  Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed income, cash and cash equivalent asset classes.  The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on the adviser’s assessment of fundamental values of securities and other investments in the class, the attractiveness of each investment opportunity, general market, political and economic conditions, and expected future returns of investments.  The Fund may invest in any, all or none of the targeted asset classes at any given time.  There is no limitation on the amount of the Fund’s portfolio that may be allocated to any of these asset classes.  The Fund may maintain a significant portion of its assets in cash and cash equivalents securities and investments for temporary defensive purposes.  The Fund may invest fixed income securities issued by or guaranteed by African governments, their agencies and instrumentalities, African companies and African multi-national organizations.  The Fund defines fixed income securities to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgage-backed securities and certificates of deposit. The Fund will invest in fixed income securities without restriction as to capitalization, credit quality or maturity.  The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or "junk" bonds.

The Fund defines African companies as those that (i) have a majority of their assets in, (ii) derive a majority of their revenues or profits from Africa ("the continent") or (iii) whose securities are principally traded on African securities exchanges.  The Fund will invest in the securities of companies of any capitalization.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in African companies, securities issued by or guaranteed by African governments, their agencies and instrumentalities, and African multi-national organizations.  The Fund's adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable value and growth companies by employing bottom-up fundamental analysis.  The top-down approach utilizes macroeconomic analysis that evaluates a country's outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability.  In addition, this analysis evaluates the supply and demand trends for various industries.  The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, and pricing flexibility.  The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers.  In some cases, the adviser will meet with a country's Central Bank representatives, at its discretion.  The adviser seeks to achieve the Fund's investment objective by buying and holding investments over a long investment period.  In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

•

African Market Risk.  Because the Fund will invest the majority of its assets in African companies, directly or through ETFs, it is highly dependent on the state of the African economy and the financial prospects of specific African companies.  Certain African markets are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions compared to developed markets.  Investment in the securities of African issuers may increase the volatility of the Fund's net asset value.

•

Political/Economic Risk.  Changes in an African country's economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

•

Regulatory Risk.  Certain governments in Africa restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Less information may be available about companies in which the Fund invests because many African companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements required of U.S. companies.

•

Emerging Market Risk.  African emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

Frontier Market Risk.  A sub-set of African emerging market countries are considered to be "frontier markets."  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

•

Credit Risk.  Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments owed to the Fund.  An increase in credit risk or a default will cause the value of Fund fixed income securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

•

Currency Risk.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in equities, ETFs and futures denominated in a foreign currency or may widen existing losses.  Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

•

Equity Market Risk. Equity markets can be volatile. In other words, the prices of equities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in equities.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.

•

Interest Rate Risk.  In general, the price of a fixed income security falls when interest rates rise.  Fixed income securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

•

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•

Lower-Rated Securities Risk.  Securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds, generally have more credit risk than higher-rated securities.  These securities are considered speculative.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

•

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a security or futures contract may prove to be inaccurate and may not produce the desired results.  Additionally, the adviser’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

•

Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund may also invest in ETFs that are non-diversified.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

•

Small and Medium Capitalization Company Risk.  The value of a small or medium capitalization company equities, ETFs that invest in equities of small and medium capitalization companies or futures based upon small and medium capitalization equities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Performance:  The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Returns for Class C and Institutional Class shares would vary.  Updated performance information is available at no cost by calling 1-877-68-AFRICA.  Returns do not reflect sales charges and would be lower if they did.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	3/31/12	20.52%
Worst Quarter:	9/30/11	(20.09)%

For the period January 1, 2013 through June 30, 2013, the total return for the Class A shares of the Fund was 19.89%.

Performance Table

Average Annual Total Returns

(For period ended December 31, 2012)

	One Year	Since Inception(1)
Return before taxes – Class A Shares	31.68%	9.42%
Return after taxes on distributions	31.36%	9.23%
Return after taxes on distributions and sale of Fund shares	21.00%	8.03%
Return before taxes – Institutional Class Shares	40.12%	6.81%
Return before taxes – Class C Shares	38.76%	10.99%
MSCI Frontier Markets Index Net TR(2)	8.85%	(0.60)%

(1)

The inception date of the Fund’s Class A and C shares is April 28, 2010.  The inception date for the Fund’s Institutional Class shares is November 3, 2010.

(2)

The MSCI Frontier Markets Index is free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets.  The MSCI Frontier Markets consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates and Vietnam.  Investors cannot invest directly in an index or benchmark.

Investment Adviser:  Nile Capital Management, LLC is the Fund’s investment adviser.

Investment Adviser Portfolio Manager:  Larry Seruma, Managing Principal of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2010.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone or through Fund-approved financial intermediaries.  The minimum initial and subsequent investment in Class A or Class C shares is $1,000 and $100.  The minimum initial and subsequent investment in Institutional Class $250,000 and $25,000.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: Nile Global Frontier Fund

Investment Objective:  The Fund seeks to provide long term capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	2.22%	2.22%	2.22%
Acquired Fund Fees and Expenses (1)(2)	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	4.17%	4.92%	3.92%
Fee Waiver (3)	(1.47)%	(1.47)%	(1.47)%
Total Annual Fund Operating Expenses After Fee Waiver	2.70%	3.45%	2.45%

(1)

Other expenses are estimated for the Fund's first fiscal year.

(2)

Acquired Fund Fees and Expenses, which are estimated for the Fund's first fiscal year, are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund

(3)

The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) will not exceed 2.50%, 3.25% and 2.25% of the Fund’s average daily net assets for its Class A, Class C and Institutional Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
Class A	$832	$1,643
Class C	$348	$1,348
Institutional Class	$248	$1,061

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:  Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed income, cash and cash equivalent asset classes.  The Fund may also invest in these asset classes through exchange-traded funds ("ETFs") The proportion of the Fund's portfolio invested in each asset class will vary from time to time based on the adviser's assessment of fundamental values of securities and other investments in the class, the attractiveness of each investment opportunity, general market, political and economic conditions, and expected future returns of investments.  The Fund may invest in any, all or none of the targeted asset classes at any given time.  There is no limitation on the amount of the Fund's portfolio that may be allocated to any of these asset classes.  The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Fund may maintain a significant portion of its assets in cash and cash equivalents securities and investments for temporary defensive purposes.

In general, "Frontier" market countries are a sub-set of those currently considered to be emerging or developing by the World Bank, the International Finance Corporation, the United Nations, or a countries' authorities.  These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.  The Fund may deem other countries to be Frontier markets in the future.

The Fund defines the following countries to be Frontier markets:

Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

Asia: Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

Africa: Botswana, Cote d'Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of Frontier market issuers directly or through ETFs that invest primarily in securities of Frontier market issuers.

The Fund may invest fixed income securities issued by or guaranteed by Frontier market governments, their agencies and instrumentalities, Frontier market companies and Frontier market multi-national organizations.  The Fund defines fixed income securities to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgage-backed securities and certificates of deposit. The Fund will invest in fixed income securities without restriction as to capitalization, credit quality or maturity.  The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or "junk" bonds.  The Fund defines Frontier market companies as those that (i) have a majority of their assets in, (ii) derive a majority of their revenues or profits from Frontier market countries or (iii) whose securities are principally traded on Frontier market securities exchanges.  The Fund will invest in the securities of companies of any capitalization.

The Fund's adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable value and growth companies by employing bottom-up fundamental analysis.  The top-down approach utilizes macroeconomic analysis that evaluates a country's outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability.  In addition, this analysis evaluates the supply and demand trends for various industries.  The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, and pricing flexibility.  The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers.  In some cases, the adviser will meet with a country's Central Bank representatives, at its discretion.  The adviser seeks to achieve the Fund's investment objective by buying and holding investments over a long investment period.  In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

•

Credit Risk.  Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments owed to the Fund.  An increase in credit risk or a default will cause the value of Fund fixed income securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

•

Currency Risk.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments denominated in a foreign currency or may widen existing losses.  Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

•

Equity Market Risk. Equity markets can be volatile. In other words, the prices of equities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in equities.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.

•

Frontier Market Risk.  Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•

Interest Rate Risk.  In general, the price of a fixed income security falls when interest rates rise.  Fixed income securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

•

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•

Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

•

Liquidity Risk.  Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

•

Lower-Rated Securities Risk.  Securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds, generally have more credit risk than higher-rated securities.  These securities are considered speculative.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

•

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of an investment may prove to be inaccurate and may not produce the desired results.  Additionally, the adviser’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower than expected returns.

•

Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund may also invest in ETFs that are non-diversified.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

•

Small and Medium Capitalization Company Risk.  The value of a small or medium capitalization company equities, ETFs that invest in equities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www.nilefunds.com or by calling 1-877-682-3742.

Investment Adviser:  Nile Capital Management, LLC is the Fund’s investment adviser.

Investment Adviser Portfolio Manager:  Larry Seruma, Managing Principal of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2013.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone or through Fund-approved financial intermediaries.  The minimum initial and subsequent investment in Class A or Class C shares is $1,000 and $100.  The minimum initial and subsequent investment in Institutional Class $100,000 and $10,000.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY: Nile Africa and Frontier Bond Fund

Investment Objective: The Fund seeks to maximize current income and capital appreciation.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 32 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%	2.00%	2.00%
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	2.22%	2.22%	2.22%
Acquired Fund Fees and Expenses (1)(2)	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	4.17%	4.92%	3.92%
Fee Waiver (3)	(1.47)%	(1.47)%	(1.47)%
Total Annual Fund Operating Expenses After Fee Waiver	2.70%	3.45%	2.45%

(1)

Estimated for the Fund's first fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(3)

The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50%, 3.25% and 2.25% of the Fund’s average daily net assets for its Class A, Class C and Institutional Class shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
Class A	$832	$1,643
Class C	$348	$1,348
Institutional Class	$248	$1,061

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:  The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in bonds issued by or guaranteed by:

(1)

African or Frontier governments, their agencies and instrumentalities;

(2)

African or Frontier companies; and

(3)

African or Frontier multi-national organizations.

The Fund defines African companies as those that (i) have a majority of their assets in, and/or (ii) derive a majority of their revenues or profits from Africa ("the continent").

In general, frontier market countries are a sub-set of those currently considered to be emerging or developing by the World Bank, the International Finance Corporation, the United Nations, or a countries’ authorities.  These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.  The Fund may deem other countries to be frontier markets in the future.

The Fund defines the following countries to be frontier markets:

Central and Eastern Europe:  Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

Middle East:  Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

Asia:  Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

Central and South America:  Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund notes that the following African countries are also considered Frontier countries but are not so re-defined for the sake of simplicity:  Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe.

The Fund defines bonds to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgaged-backed securities and certificates of deposit.  The Fund will invest in bonds without restriction as to capitalization, credit quality or maturity.  The Fund may invest in bonds that are sometimes referred to as "high yield" or "junk" bonds.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in African and/or Frontier bonds.  The Fund’s adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable fixed income issuers by employing bottom-up fundamental analysis.  The top-down approach utilizes macroeconomic analysis that evaluates a country’s outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability.  In addition, this analysis evaluates the supply and demand trends for various industries.  The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, pricing flexibility, fundamental credit and valuation analysis.  The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers.  In some cases, the adviser will meet with a country’s Central Bank Representatives, at its discretion.  In general, the adviser will purchase fixed income securities that it believes have the potential for capital appreciation in addition to the ability to pay interest and principal.  The adviser seeks to achieve the Fund’s investment objective by buying and holding investments over a long investment period.  In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

•

African Market Risk.  Because the Fund will invest the majority of its assets in fixed income securities of African issuers it is highly dependant on the state of the African economy and the financial prospects of specific African companies and governments.  Certain African markets are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions compared to developed markets.  The ability of African governments to repay their obligations is impacted by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its revenues.  Investment in the securities of African issuers may increase the volatility of the Fund's net asset value.

•

Political/Economic Risk.  Changes in an African country's economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund's investments.

•

Regulatory Risk.  Certain governments in Africa restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Less information may be available about issuers in which the Fund invests because many African companies and governments are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements required of U.S. companies.

•

Emerging Market Risk.  African emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

Frontier Market Risk.  Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries.  The magnification of risks are the results of:  potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•

Credit Risk.  Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments owed to the Fund.  An increase in credit risk or a default will cause the value of Fund fixed income securities to decline.  Issuers with lower credit quality are more susceptible to economic or industry downturns and are more likely to default.

•

Currency Risk.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Fund's investments in fixed income securities denominated in a foreign currency or may widen existing losses.  Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

•

Interest Rate Risk.  In general, the price of a fixed income security falls when interest rates rise.  Fixed income securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

•

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•

Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operation.

•

Liquidity Risk.  Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for the Fund to dispose of a security position at all or at a price which represents current or fair market value.

•

Lower-Rated Securities Risk.  Securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds, generally have more credit risk than higher-rated securities.  These securities are considered speculative.  Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings and are more likely to encounter financial difficulties.  Lower rated issuers are more likely to default and their securities could become worthless.

•

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.  Additionally, the adviser’s reliance on investment strategy judgments about the credit quality or the relative value of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower than expected returns.

•

Non-Diversification Risk.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

•

Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company fixed income securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Updated performance information will be available at no cost by visiting www.nilefunds.com or by calling 1-877-68-AFRICA.

Investment Adviser:  Nile Capital Management, LLC is the Fund’s investment adviser.

Investment Adviser Portfolio Manager:  Larry Seruma, Managing Principal of the adviser, has served the Fund as its Portfolio Manager since it commenced operations in 2010.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone or through Fund-approved financial intermediaries.  The minimum initial and subsequent investment in Class A or Class C shares is $1,000 and $100.  The minimum initial and subsequent investment in Institutional Class shares is $250,000 and $25,000.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE

Fund	Investment Objective
Nile Pan Africa Fund	The Fund seeks to provide long term total return
Nile Global Frontier Fund	The Fund seeks to provide long term capital appreciation.
Nile Africa and Frontier Bond Fund	The Fund seeks to maximize current income and capital appreciation.

Each Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund has adopted a policy to invest at least 80% of its assets in securities that correspond to its name.  Each Fund may change its 80% policy upon 60 days’ written notice to shareholders.

Nile Pan Africa Fund

The Fund seeks long-term total return from capital appreciation and income.  Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed income, cash and cash equivalent asset classes.  The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on the adviser’s assessment of fundamental values of securities and other investments in the class, the attractiveness of each investment opportunity, general market, political and economic conditions, and expected future returns of investments.  The Fund may invest in any, all or none of the targeted asset classes at any given time.  There is no limitation on the amount of the Fund’s portfolio that may be allocated to any of these asset classes.  The Fund may maintain a significant portion of its assets in cash and cash equivalents securities and investments for temporary defensive purposes.  The Fund may invest fixed income securities issued by or guaranteed by African governments, their agencies and instrumentalities, African companies and African multi-national organizations.  The Fund defines fixed income securities to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgage-backed securities and certificates of deposit. The Fund will invest in fixed income securities without restriction as to capitalization, credit quality or maturity.  The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or "junk" bonds.

The Fund defines African companies as those that (i) have a majority of their assets in, (ii) derive a majority of their revenues or profits from Africa ("the continent"), or (iii) whose securities are principally traded on African securities exchanges.  The Fund will invest in the securities of companies of any capitalization.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in African companies, securities issued by or guaranteed by African governments, their agencies and instrumentalities, and African multi-national organizations.  The Fund's adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable value and growth companies by employing bottom-up fundamental analysis.  The top-down approach utilizes macroeconomic analysis that evaluates a country's outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability.  In addition, this analysis evaluates the supply and demand trends for various industries.  The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, and pricing flexibility.  The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers.  In some cases, the adviser will meet with a country's Central Bank representatives, at its discretion.  The adviser seeks to achieve the Fund's investment objective by buying and holding investments over a long investment period.  In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Top-Down Economic Country Analysis

The adviser utilizes a top down economic country analysis that considers, among other things, the country's level of economic growth, consistent gross domestic product growth, foreign exchanges rates and flows, the inflation rate, the size of the government debt, the country's level of foreign exchange reserves, the country's fiscal policies, rising standards of living and personal consumption.  In addition, the country political environment, regulatory framework and regulations are also considered.  The investment adviser utilizes its own investment research analysis to rank the countries based on the economic analysis.  Countries that meet the adviser's macro economic characteristics are include in the adviser’s investable universe.

Bottom-Up Fundamental Company Analysis

The adviser utilizes a bottom up fundamental analysis on the companies to identify companies with the best growth prospects and relative values.  The analysis considers companies with the following characteristics; healthy balance sheets, companies will low levels of debt or gearing, cash flow return on investment, return on investments, pricing flexibility, the supply and demand conditions of the industry and company, the prospects for earnings and revenue growth, strong competitive advantages, the strength of management, sound financial and accounting policies, and managerial and shareholder responsiveness.  The adviser adds securities to the portfolio that meet its buy criteria and sells securities when it believes they are no longer undervalued or meet targets for growth prospects.

Nile Global Frontier Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed income, cash and cash equivalent asset classes.  The Fund may also invest in these asset classes through exchange-traded funds ("ETFs") The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on the adviser’s assessment of fundamental values of securities and other investments in the class, the attractiveness of each investment opportunity, general market, political and economic conditions, and expected future returns of investments.  The Fund may invest in any, all or none of the targeted asset classes at any given time.  There is no limitation on the amount of the Fund’s portfolio that may be allocated to any of these asset classes.  The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Fund may maintain a significant portion of its assets in cash and cash equivalents securities and investments for temporary defensive purposes.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of Frontier market issuers directly or through ETFs that invest primarily in securities of Frontier market issuers.

The Fund's adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable value and growth companies by employing bottom-up fundamental analysis.  The top-down approach utilizes macroeconomic analysis that evaluates a country's outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability.  In addition, this analysis evaluates the supply and demand trends for various industries.  The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, and pricing flexibility.  The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers.  In some cases, the adviser will meet with a country's Central Bank representatives, at its discretion.

Top-Down Economic Country Analysis

The adviser utilizes a top down economic country analysis that considers, among other things, the country's level of economic growth, consistent gross domestic product growth, foreign exchanges rates and flows, the inflation rate, the size of the government debt, the country's level of foreign exchange reserves, the country's fiscal policies, rising standards of living and personal consumption.  In addition, the country political environment, regulatory framework and regulations are also considered.  The investment adviser utilizes its own investment research analysis to rank the countries based on the economic analysis.  Countries that meet the adviser's macro economic characteristics are include in the adviser’s investable universe.

Bottom-Up Fundamental Company Analysis

The adviser utilizes a bottom up fundamental analysis on the companies to identify companies with the best growth prospects and relative values.  The analysis considers companies with the following characteristics; healthy balance sheets, companies will low levels of debt or gearing, cash flow return on investment, return on investments, pricing flexibility, the supply and demand conditions of the industry and company, the prospects for earnings and revenue growth, strong competitive advantages, the strength of management, sound financial and accounting policies, and managerial and shareholder responsiveness.  The adviser adds securities to the portfolio that meet its buy criteria and sells securities when it believes they are no longer undervalued or meet targets for growth prospects.

Nile Africa and Frontier Bond Fund

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in bonds issued by or guaranteed by:

(1)

African or Frontier governments, their agencies and instrumentalities;

(2)

African or Frontier companies; and

(3)

African or Frontier multi-national organizations.

The Fund defines African companies as those that (i) have a majority of their assets in, and/or (ii) derive a majority of their revenues or profits from Africa ("the continent").

In general, frontier market countries are a sub-set of those currently considered to be emerging or developing by the World Bank, the International Finance Corporation, the United Nations, or a countries’ authorities.  These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.  The Fund may deem other countries to be frontier markets in the future.

The Fund defines the following countries to be frontier markets:

Central and Eastern Europe:  Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

Middle East:  Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

Asia:  Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

Central and South America:  Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund notes that the following African countries are also considered Frontier countries but are not so re-defined for the sake of simplicity:  Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe.

The Fund defines bonds to include bills, notes, bonds, senior loans, participation notes, pass-through certificates, asset-backed securities, mortgaged-backed securities and certificates of deposit.  The Fund will invest in bonds without restriction as to capitalization, credit quality or maturity.  The Fund may invest in bonds that are sometimes referred to as "high yield" or "junk" bonds.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in African and/or Frontier bonds.  The Fund’s adviser seeks to identify companies suitable for investment by using top-down economic analysis; and seeks to identify suitable fixed income issuers by employing bottom-up fundamental analysis.  The top-down approach utilizes macroeconomic analysis that evaluates a country’s outlook for economic growth, inflation, interest rates, currency, regulatory framework and political stability.  In addition, this analysis evaluates the supply and demand trends for various industries.  The bottom-up approach utilizes fundamental valuation analysis that considers factors such as cash flow return on investments, returns on invested capital, health of balance sheets, strong competitive advantages, prospects for earnings growth, strength of management, sound financial management, sound accounting policies, pricing flexibility, fundamental credit and valuation analysis.  The adviser, as part of its company evaluation, may set up onsite visits and meetings with corporate officers.  In some cases, the adviser will meet with a country’s Central Bank Representatives, at its discretion.  In general, the adviser will purchase fixed income securities that it believes have the potential for capital appreciation in addition to the ability to pay interest and principal.  The adviser seeks to achieve the Fund’s investment objective by buying and holding investments over a long investment period.  In general, the adviser will sell a security if it no longer meets the top-down or bottom-up investment criteria.

Top-Down Economic Country Analysis

The adviser utilizes a top down economic country analysis that considers, among other things, the country's level of economic growth, consistent gross domestic product growth, foreign exchanges rates and flows, the inflation rate, the size of the government debt, the country's level of foreign exchange reserves, the country's fiscal policies, rising standards of living and personal consumption.  In addition, the country political environment, regulatory framework and regulations are also considered.  The investment adviser utilizes its own investment research analysis to rank the countries based on the economic analysis.  Countries that meet the adviser's macro economic characteristics are include in the adviser’s investable universe.

Bottom-Up Fundamental Company Analysis

The adviser utilizes a bottom up fundamental analysis on the companies to identify companies with the best growth prospects and relative values that also have acceptable credit quality.  The analysis considers companies with the following characteristics; healthy balance sheets, companies will low levels of debt or gearing, cash flow return on investment, return on investments, pricing flexibility, the supply and demand conditions of the industry and company, the prospects for earnings and revenue growth, strong competitive advantages, the strength of management, sound financial and accounting policies, and managerial and shareholder responsiveness.  The adviser adds securities to the portfolio that meet its buy criteria and sells securities when it believes they are no longer undervalued or meet targets for growth prospects or credit quality.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Fund will achieve its investment objective.  Each Fund's share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds.  Risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund’s Fund Summary section of this Prospectus.  The risks apply to each Fund, except as noted.

•

African Market Risk.  Because the Funds will invest the majority of their assets in African companies and governments, directly or through ETFs, it is highly dependent on the state of the African economy and the financial prospects of specific African companies.  Certain African markets are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions compared to developed markets.  Investment in the securities of African issuers may increase the volatility of a Fund's net asset value. The Funds, as an investor in such issuers, will be indirectly subject to those risks. Investment in securities of African issuers involves risks not typically associated with investments in securities of issuers in developed countries. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest and, in certain countries, genocidal warfare.

Certain countries in Africa may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. Certain countries in Africa depend to a significant extent upon exports of primary commodities such as gold, silver, copper and diamonds. These countries therefore are vulnerable to changes in commodity prices, which may be affected by a variety of factors. In addition, certain issuers located in countries in Africa in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries.

Because securities markets of countries in Africa are underdeveloped and are less correlated to global economic cycles than those markets located in more developed countries, securities markets in Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets. Moreover, trading on securities markets may be suspended altogether. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in certain countries in Africa may be fewer in number and less established than brokerage firms in more developed markets. Since the Funds may need to effect securities transactions through these brokerage firms, the Funds are subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Funds.  This risk is magnified to the extent the Funds effect securities transactions through a single brokerage firm or a small number of brokerage firms. Issuers located or operating in countries in Africa are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in countries in Africa and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

Political/Economic Risk.  Changes in an African or other country's economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund's investments. In addition, governments of certain countries in Africa in which a Fund may invest may levy withholding or other taxes on income such as dividends, interest and realized capital gains. Although in certain countries in Africa a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Investment in countries in Africa may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, there is the risk that if an African country’s balance of payments declines, such African country may impose temporary restrictions on foreign capital remittances. Consequently, a Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investments. Additionally, investments in countries in Africa may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to a Fund. Securities laws in many countries in Africa are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, there may be no single centralized securities exchange on which securities are traded in certain countries in Africa and the systems of corporate governance to which issuers located in countries in Africa are subject may be less advanced than that to which issuers located in more developed countries are subject, and therefore, shareholders of issuers located in such countries may not receive many of the protections available to shareholders of issuers located in more developed countries. In circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in countries in Africa may be inconsistent and subject to sudden change.

Regulatory Risk.  Certain governments in Africa or other countries restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries outside the U.S.  Moreover, certain countries require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. A delay in obtaining a government approval or a license would delay investments in a particular country, and, as a result, a Fund may not be able to invest in certain securities while approval is pending. The government of a particular country may also withdraw or decline to renew a license that enables a Fund to invest in such country. These factors make investing in issuers located or operating in countries outside the U.S. significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of a Fund’s Shares. Less information may be available about companies in which a Fund invests because many companies are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements required of U.S. companies.

Emerging Market Risk.  African and Frontier emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.  The Funds may invest a portion of their assets in countries with newly organized or less developed securities markets.  There are typically greater risks involved in investing in emerging markets securities.  Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable.  Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries.  The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.  Due to this relative lack of liquidity, the Funds may have to accept a lower price or may not be able to sell a portfolio security at all.  An inability to sell a portfolio position can adversely affect a Fund's value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Foreign Investing Risk.  Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities.  Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.  Additionally, investments in securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.  A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies.

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Credit Risk.  Issuers of fixed-income securities may default on interest and principal payments owed to the Funds. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) may have some speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.  High yield fixed-income securities (also known as "junk bonds") are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities.  The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired.  In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Funds, thereby reducing the value of your investment in the Funds’ shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

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Currency Risk.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund's investments denominated in a foreign currency or may widen existing losses.  Exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.  Currency market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad.  Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country re-issuing a new currency, effectively making the "old" currency worthless.

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Equity Market Risk.  (Not applicable to Bond Fund) Equity markets can be volatile. In other words, the prices of equity securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Funds’ investments may decline in value if the equity markets perform poorly.  There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

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ETF Risk.  (Not applicable to Bond Fund) ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds.  As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in equities.  The ETFs in which the Funds invest will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Funds.  Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate a Fund's holdings at the most optimal time, adversely affecting performance.  Additional risks of investing in ETFs are described below:

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ETF Strategy Risk.  Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with investments in commodities.

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ETF Leverage Risk.  ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  For example, if an ETFs current benchmark is 200% of the XYZ Index and the ETF meets its objective, the value of the ETF will tend to increase or decrease twice the value of the change in the underlying index. (e.g., if the XYZ Index goes up 10% then the leveraged ETF’s value should go up 20%; conversely, if the XYZ Index goes down 10% then the leveraged ETF’s value should go down 20%).

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Net Asset Value and Market Price Risk.  The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

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Tracking Risk.  ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which a Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

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Frontier Market Risk.  A sub-set of African and other emerging market countries are considered to be "frontier markets."  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of a Fund’s shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of a Fund's shares to decline.

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Interest Rate Risk.  Fixed income securities have varying levels of sensitivity to changes in interest rates. In general, the price of a fixed income security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds and mortgage-backed securities may be significantly affected by changes in interest rates. Some mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.  Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities fall more sharply than interest paying bonds.

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Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Limited History of Operations Risk.  (not applicable to Pan Africa ) Each Fund is a new mutual fund and has a limited history of operation.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts.  As a result, investors cannot judge the adviser by its track record of managing a mutual fund and the adviser may not achieve the intended result in managing a Fund.

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Liquidity Risk.  (not applicable to Pan Africa)  Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.  Liquidity risk exists when particular investments of a Fund would be difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  A Fund with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Lower-Rated Securities Risk.  Fixed income securities rated below investment-grade, sometimes called "high-yield" or "junk" bonds, generally have more credit risk than higher-rated securities.  These securities are considered speculative.  Companies and governments issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings.  These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.  If an issuer stops making interest and/or principal payments, payments on the securities may never resume.  These securities may be worthless and a Fund could lose its entire investment. High yield fixed-income securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal.  The market values of lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities.  The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired.  In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing.  The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

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Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a security or futures contract may prove to be inaccurate and may not produce the desired results.  Additionally, the adviser’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower than expected returns. The adviser's investment style may subject a Fund to certain risks.  A portfolio company’s earnings growth may not increase as much as the adviser assumes it will.  Even if a portfolio company’s earnings grow as the adviser expects, there may not be a corresponding increase in the portfolio company’s share value.  Also, the adviser’s determination of reasonable valuation for a portfolio security may be incorrect.  Additionally, the adviser's assessment of the credit quality of an issuer may prove incorrect, subjecting a Fund to high default risk.  Consequently, a Fund may pay more for a portfolio security than it is worth.

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Non-Diversification Risk.  As a non-diversified fund, each Fund may invest more than 5% of its total assets in the securities of one or more issuers.  A Fund may also invest in ETFs that are non-diversified.  Because a relatively high percentage of the assets of a Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of a Fund.

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Small and Medium Capitalization Company Risk.  The value of a small or medium capitalization company equities, ETFs that invest in equities of small and medium capitalization companies, futures based upon small and medium capitalization equities, or fixed income securities issued by small or medium capitalization company may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.  Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of a Fund’s net asset value than is customarily associated with larger, more established companies.  Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.  Small cap companies may be subject to more pronounced versions of the risks described because of their smaller size.

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Turnover Risk. (Pan Africa Fund only) A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.  The Fund's portfolio turnover rate is expected to be above 100% annually.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees.  Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of the Funds' policies regarding the release of portfolio holdings information is available in the Funds' Statement of Additional Information.  The Funds may, from time to time, make available month-end portfolio holdings information on the website www.nilefunds.com.  Shareholders may request portfolio holdings schedules at no charge by calling 1-877-68-AFRICA.

MANAGEMENT

Investment Adviser:  Nile Capital Management, LLC, 116 Village Blvd, Suite 200, Princeton, NJ 08540, serves as investment adviser to the Funds.  The adviser was established in 2002 as a limited liability company organized under the laws of Delaware and registered in 2009 as an investment adviser with SEC under the Investment Advisers Act of 1940, as amended.  Subject to the authority of the Funds' Board of Trustees and pursuant to an investment advisory agreement (the "Advisory Agreement") with Nile Capital Investment Trust (the "Trust"), on behalf of each Fund, the adviser provides the Funds with a program of continuous management and supervision of the Funds' assets, including developing the composition of each Fund's portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities.  The adviser is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Board of Trustees, and it provides certain personnel to the Trust.  Pursuant to the Advisory Agreement the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of each Fund's average daily net assets.  For the fiscal year ended March 31, 2013, the Adviser received an advisory fee equal to 1.03% of the Pan Africa Fund’s average daily net assets.

The adviser has entered into an expense limitation agreement with the Funds to reduce its fees and to reimburse expenses, at least until July 31, 2013, such that total annual Fund operating expenses after fee deferral and/or reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses) will not exceed 2.50%, 3.25%, 2.25% for Class A, Class C and Institutional Class, respectively, of each Fund’s shares, subject to possible recoupment from the appropriate class of Fund shares in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

A discussion regarding the basis for the Board of Trustees’ renewal of the Advisory Agreement is available in the Nile Pan Africa Fund’s annual shareholder report dated March 31, 2013.  A similar discussion will be available for the Nile Global Frontier Fund and Nile Africa and Frontier Bond Fund in each fund’s next semi-annual or annual report.

Portfolio Manager:

Larry Seruma is the Managing Principal of Nile Capital Management LLC, the Advisor of the Nile Africa Funds. Mr. Seruma has over 20 years of experience in portfolio management, investment research and quantitative investment strategies. In 2004, Mr. Seruma founded Nile Capital Management, where he began his tenure as Portfolio Manager for the Nile Master Fund, a global long/short equity hedge fund. In 2005, the Nile Fund was integrated into Proxima Alfa Investments (USA) LLC (formerly VegaPlus Capital Partners), a subsidiary of Banco Bilbao Vizcaya Argentaria, and Mr. Seruma was named one of the firm's Managing Directors. Currently, Nile Capital Management serves as the Advisor for the Nile Africa Funds, which seek opportunities for investment across the African continent. Prior to founding Nile Capital Management, Mr. Seruma was a Principal at Barclays Global Investors (BGI), a division of Barclays Capital. He was a member of the Active Strategies Group there and also a member of BGI’s Investment Process Committee. Early in his career, Mr. Seruma was an Options Market Maker in the Exchange pits at the Chicago Board of Options Exchange. Mr. Seruma has authored several articles on investments in Africa and other emerging/frontier markets, and has been featured in many leading financial publications.  He received an MBA in Analytic Finance and Statistics from the Booth School of Business, The University of Chicago, in 1996.

HOW SHARES ARE PRICED

The net asset value ("NAV") and public offering price (NAV plus applicable sales charge) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund's securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated quarterly by the Board as to the reliability of the fair value method used.  In these cases, the Fund’s NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes:  This Prospectus describes three classes of shares offered by the Funds: Class A, Class C and Institutional Class shares.  The Funds offer these three classes of shares so that you can choose the class that best suit your investment needs.  The main differences between each class are sales charges and ongoing fees.  In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares.  Each class of shares in a Fund represents interest in the same portfolio of investments within the Fund.  Each Fund reserves the right to waive sales charges.  Not all Funds or share classes may be available for purchase in all states.

Factors to Consider When Choosing a Share Class:  When deciding which class of shares of a Fund to purchase, you should consider the present and future amounts you may invest in a Fund.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Funds’ expenses over time in the Fees and Expenses of the Fund section of this Prospectus.  You also may wish to consult with your financial advisor for advice with regard to which share class would be most appropriate for you.

Class A Shares

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A 5.75% front-end sales charge.

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A redemption fee of 2% for Class A Shares redeemed after less than 90 days of purchase

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Distribution and service plan (Rule 12b-1) fees of 0.25%.

Class C Shares

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No front-end sales charge.

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Redemption Fee of 2% for Class C Shares redeemed after less than 90 days of purchase.

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Distribution and service plan (Rule 12b-1) fees of 1.00%.

Institutional Class Shares

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No front-end sales charge.

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Redemption Fee of 2% for Institutional Class Shares redeemed after less than 90 days of purchase.

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No Distribution and service plan (Rule 12b-1) fees.

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The minimum initial investment for Institutional Class Shares is $100,000 for the Nile Global Frontier Fund and $250,000 for the other two Funds.

Information regarding the Funds’ sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchases, pricing, and redemption of shares of the Funds is available by calling the Funds at 1-877-682-3742.

CLASS A SHARES

Class A Shares are sold subject to a maximum sales charge of 5.75%, so that the term "offering price" includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the adviser and any other broker-dealer authorized to sell shares of the Funds. The minimum initial investment is $1,000. The minimum additional investment is $100. The Funds may, in the adviser’s sole discretion, accept certain accounts with less than the minimum investment.

Sales Charges. The public offering price of Class A Shares of the Funds is the net asset value per share plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Amount of Purchase	Sales Charge (Load) as % of Public Offering Price(1)	Sales Charge (Load) as % of Net Asset Value	Dealer Reallowance %
$0 but less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	5.00%	5.26%	4.25%
$100,000 but less than $250,000	4.25%	4.44%	3.50%
$250,000 but less than $500,000	3.50%	3.63%	2.75%
$500,000 but less than $1,000,000	2.75%	2.83%	2.00%
$1,000,000 and up	1.25%	1.27%	1.00%

(1)

Offering price includes the front-end sales load.  The sales charge you pay may differ slightly form the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

Reduced Sales Charges.

• Rights of Accumulation. For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Fund shares as part of your current investment as well as reinvested dividends.  To qualify for this option, you must be either:

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an individual;

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an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

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a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Funds' distributor, Northern Lights Distributors, LLC at the time of your purchase.  You will need to give the distributor your account numbers.  Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

• Aggregating Accounts. Investors and their immediate family members (including spouse, children, parents, children’s spouses, and spouse’s parents) may aggregate investments in Fund shares held in all accounts (e.g., non-retirement and retirement accounts) at the Funds and with certain financial intermediaries in order to obtain a reduced sales charge.

• Letter of Intent. The letter of intent allows you to count all investments within a 13-month period in shares of a Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges.  The minimum initial investment under a letter of intent is 5% of the total letter of intent amount.  The letter of intent does not preclude the Funds from discontinuing sales of its shares.  You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase.  To determine the applicable sales charge reduction, you may also include the cost of shares of a Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the distributor receiving the letter of intent.  You may combine purchases by family members (limited to spouse and children, under the age of 21, living in the same household).  You should retain any records necessary to substantiate historical costs because a Fund, the transfer agent and any financial intermediaries may not maintain this information.  Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

• Group Plans. Shares of the Funds may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by its employees, members, or participants. Information about such arrangements is available from the Distributor.

In order to ensure that the proper sales charge is being charged, please inform the Funds or your financial intermediary, at the time of purchase, of the existence of all your accounts and accounts of your spouse and children under the age of 21 ("Immediate Family Members") holding shares of the Funds that may be combined in order to obtain a reduced sales charge. You may be required to provide the Funds or your financial intermediary with certain information to verify your eligibility for a reduced sales charge, including, to the extent applicable, the following: (i) information or records regarding shares of the Funds held in all your accounts and accounts of your spouse Immediate Family Members at the Funds or at the financial intermediary; and (ii) information or records regarding shares of the Funds held in any of your accounts and accounts of your spouse Immediate Family Members at other financial intermediaries. See the SAI for additional information on reduced sales charges.

Waived Sales Charges. Under certain conditions, Class A Shares of the Funds may be purchased without a sales charge. These conditions may include purchases made through or by the following:

• Employee benefit plans having more than 25 eligible employees or a minimum of $250,000;

• Employees of dealers that are members of the Financial Industry Regulatory Authority, Inc. (formerly the National Association of Securities Dealers, Inc.), members of the dealers’ immediate families, and the dealers’ employee benefit plans;

• Certain trust companies, bank trust departments, and investment advisors that invest on behalf of their clients and charge account management fees that have entered into agreements with the Distributor;

• Employees of the adviser or the Funds and their immediate family members (including spouse, children, parents, children’s spouses, and spouse’s parents);

• Class A shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges;

• Participants in "no transaction fee" programs of discount brokerages that maintain an omnibus account with the Funds; or

• Individuals investing distributions from tax-deferred savings and retirement plans.

The adviser may also waive the sales charges for larger purchases or under certain conditions. Please contact the adviser to determine eligibility for waived sales charges.

CLASS C SHARES

Class C Shares are sold at net asset value. The minimum initial investment is $1,000. The minimum additional investment is $100. The Funds may, in the adviser’s sole discretion, accept certain accounts with less than the minimum investment.

INSTITUTIONAL CLASS SHARES

Institutional Class Shares are sold at net asset value. The minimum initial investment is $100,000 for the Nile Global Frontier Fund. The minimum additional investment is $10,000 for the Nile Global Frontier Fund.  For the other two Funds, the minimum initial investment is $250,000 and the minimum additional investment is $25,000. The Funds may, in the adviser’s sole discretion, accept certain accounts with less than the minimum investment.

Purchasing Shares.  You may purchase shares of a Fund by sending a completed application form to the following address:

via Regular Mail	or Overnight Mail
Nile Funds c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Nile Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist a Fund in verifying your identity.  Until such verification is made, a Fund may temporarily limit additional share purchases.  In addition, a Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, a Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers:  You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds' distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds.  Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from a Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in a Fund, please call the Funds at 1-877-68-AFRICA for wiring instructions and to notify the Funds that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan:  You may participate in the Funds' Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Please contact the Funds at 1-877-68-AFRICA for more information about the Funds' Automatic Investment Plan.

Minimum and Additional Investment Amounts.  You can open an account with a minimum initial investment of $1,000 in Class A or Class C shares of any Fund and make additional investments to the account at any time with as little as $100.  The minimum initial investment is $100,000 for the Nile Global Frontier Fund Institutional Class shares. The minimum additional investment is $10,000 for the Nile Global Frontier Fund Institutional Class shares. For Institutional Class shares of the other two Funds, the minimum initial investment is $250,000 and the minimum additional investment is $25,000.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Fund.  Each Fund reserves the right to waive any investment minimum.

Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to the appropriate Fund.  None of the Funds will accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Funds' transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed.  All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after a Fund receives your application or request in good order.  All requests received in good order by a Fund before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order" means your purchase request includes:

•

 the name of the Fund and share class

•

 the dollar amount of shares to be purchased

•

 a completed purchase application or investment stub

check payable to the applicable Nile Fund

Retirement Plans.  You may purchase shares of a Fund for your individual retirement plans.  Please call the Funds at 1-877-68-AFRICA for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Exchange Feature.  An investor may exchange shares of any Fund in which such investor holds shares for shares of any other series of the Trust advised by the adviser and offered for sale in the state in which you reside.  Any such exchange will be made at the net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid by you in connection with the shares being exchanged.  Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct any Fund in which such investor holds shares to exchange his shares by writing to the Funds’ transfer agent.  The request must be signed exactly as the investor’s name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series and class to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.  Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

HOW TO REDEEM SHARES

Redeeming Shares.  A 2.00% early redemption fee will be assessed on shares held less than 90 days.  You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

via Regular Mail	or Overnight Mail
Nile Funds c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Nile Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct them to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-877-68-AFRICA.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

Each Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, their transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of a Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account.  The Funds' transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds' Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers.  You may elect to make subsequent withdrawals by transfers of a minimum of $50 on specified days of each month into your established bank account.  Please contact the Funds at 1-877-68-AFRICA for more information about the Funds' Automatic Withdrawal Plan.

Redemptions in Kind.  Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than $250,000 or 1% of the Fund's assets.  The securities will be chosen by the Fund and valued at the Fund’s net asset value.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent.  Once a Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order."  If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number and Fund;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees.  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•

you request a redemption to be made payable to a person not on record with the Funds;

•

you request that a redemption be mailed to an address other than that on record with the Funds;

•

the proceeds of a requested redemption exceed $50,000;

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans.  If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances.  If at any time your account balance in a Fund falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000 within 60 days of the notice; your account could be closed.  After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below $1,000 due to a decline in NAV.  The Funds will not charge any redemption fee on involuntary redemptions.

Miscellaneous.  The Funds reserve the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared.  The Funds may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the NYSE is closed, trading is restricted by the Securities and Exchange Commission ("SEC"), or the SEC declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the SEC for the protection of the Funds' shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Each Fund discourages and does not accommodate market timing.  Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  Each Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities.  Accordingly, the Funds' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change.  The Funds' Board has also approved a 2.00% early redemption fee on shares held less than 90 days.  Redemption fees are paid to a Fund and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

The Funds currently use several methods to reduce the risk of market timing.  These methods include committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' "Market Timing Trading Policy."  If a shareholder makes a redemption that is both within a predetermined number of days of purchase and in excess of a predetermined dollar amount, the Fund and its adviser will further evaluate the shareholder's transactions to determine whether the trading pattern suggests an ongoing market timing strategy.  Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds' shareholders.

Based on the frequency of redemptions in your account, the adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to a Fund as described in the Funds' Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into a Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting redemptions out of a Fund.

Each Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Funds nor the adviser will be liable for any losses resulting from rejected purchase or exchange orders.  The adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that a Fund will be able to identify or limit these activities.  Omnibus account arrangements are common forms of holding shares of funds. While the Funds will encourage financial intermediaries to apply the Funds' Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Funds' Market Timing Trading Policy with respect to customers of financial intermediaries.  For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.  More specifically, unless the financial intermediaries have the ability to apply the Funds' Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing, a Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds' Market Timing Trading Policy.  However, the Funds will ensure that financial intermediaries maintaining omnibus accounts on behalf of the Funds enter into an agreement with the Funds to provide shareholder transaction information, to the extent known to the financial intermediary, to the Fund upon request.

Redemption Fee

The Funds will deduct a 2.00% redemption fee on the redemption amount if you sell your shares after less than 90 days of purchase. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for one year or more are not subject to the 2.00% fee. Redemption fees are paid to the Funds directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Funds have elected not to impose the redemption fee for:

•

Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•

Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;

•

Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs ("wrap programs") that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;

•

Involuntary redemptions, such as those resulting from a shareholder's failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•

Redemptions in connection with exchanges of shares between other Nile Funds or classes;

•

Redemptions resulting from death, divorce decree or disability; or

•

Other types of redemptions as Nile Capital Management, LLC or the Trust may determine in special situations and approved by the Funds' or the adviser's Chief Compliance Officer.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Each Fund intends to distribute substantially all of its net investment income and net capital gains annually in December.  Both distributions will be reinvested in shares of the Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Fund's shares.

DISTRIBUTION OF SHARES

Distributor. Northern Lights Distributors, LLC ("Distributor"), located at 17605 Wright Street, Omaha, NE 68130, is the principal underwriter and distributor of the Funds' shares and serves as the Funds' agent for the distribution of the Funds' shares.  The Distributor may sell the Funds' shares to or through qualified securities dealers or others.

Rule 12b-1 Distribution Plan.  The Board of Trustees of the Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 of the 1940 Act for each Fund. Each Distribution Plan is intended to pay for certain distribution activities and shareholder services from assets attributable to the Class A and Class C shares of each Fund, respectively.  Under the 12b-1 distribution plan, the Funds may pay 0.25% per year of the average daily net assets of the each Fund attributable to its Class A Shares and 1.00% per year of the average daily net assets of the each Fund attributable to its Class C Shares for such distribution and shareholder service activities for each respective class of shares.

Because these distribution and shareholder service fees are paid out of the Funds' assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Funds and cost investors more than other types of sales loads.

Additional Compensation to Financial Intermediaries:  The Funds' distributor, its affiliates, and the Funds' adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to a Fund's shareholders.  The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

HOUSEHOLDING

To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses share by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-877-68-AFRICA between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the Nile Pan Africa Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share.  Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  The information for the fiscal year ended March 31, 2013 has been audited by BBD, LLP, the Fund's Independent Registered Public Accounting Firm, whose report, along the with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

Nile Pan Africa Fund

Financial Highlights – Class A

The table below sets forth financial data for one share of beneficial interest outstanding through each period presented.

	For the Year	For the Year		For the Period
	Ended	Ended		Ended
	March 31, 2013	March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 11.57	$ 11.84		$ 10.00
From Operations:
Net investment income (loss) (a)	0.05	0.04		(0.14)
Net gain (loss) on investments and foreign currency (both realized and unrealized)	2.86	(0.29)	(f)	1.98
Total from operations	2.91	(0.25)		1.84
From redemption fees	0.01	0.04		0.00	(d)
Distributions to shareholders from
net investment income	(0.21)	(0.06)		-
Net Asset Value, End of Period	$ 14.28	$ 11.57		$ 11.84

Total Return (b)	25.46%	(1.68)%		18.40%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 20,083	$ 8,338		$ 3,622
Ratio to average net assets:
Expenses, Gross	2.96%	3.73%		9.84%	(c)
Expenses, Net of Reimbursement	2.50%	2.50%		2.50%	(c)
Net investment loss, Gross	(0.11)%	(0.88)%		(8.61)%	(c)
Net investment income (loss), Net of Reimbursement	0.35%	0.35%		(1.26)%	(c)
Portfolio turnover rate	126%	174%		102%	(e)

__________

*Commenced of Operations was April 28, 2010.

(a) Per share amounts are calculated using the average shares method, which approximately presents the per share data for each period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods of less than one year are not annualized.

(c) Annualized

(d) Amount less than $0.01.

(e) Not Annualized.

(f) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

Nile Pan Africa Fund

Financial Highlights – Class C

The table below sets forth financial data for one share of beneficial interest outstanding through each period presented.

	For the Year	For the Year		For the Period
	Ended	Ended		Ended
	March 31, 2013	March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 11.39	$ 11.75		$ 10.00
From Operations:
Net investment income (loss) (a)	(0.06)	(0.07)		(0.22)
Net gain (loss) on investments and foreign currency (both realized and unrealized)	2.84	(0.28)	(f)	1.97
Total from operations	2.78	(0.35)		1.75
From Redemption Fees	0.01	0.04		0.00	(d)
Distributions to shareholders from
net investment income	(0.08)	(0.05)		-
Net Asset Value, End of Period	$ 14.10	$ 11.39		$ 11.75

Total Return (b)	24.56%	(2.49)%		17.50%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,411	$ 4,320		$ 742
Ratio to average net assets:
Expenses, Gross	3.76%	4.26%		14.71%	(c)
Expenses, Net of Reimbursement	3.25%	3.25%		3.25%	(c)
Net investment loss, Gross	(0.98)%	(1.68)%		(13.58)%	(c)
Net investment loss, Net of Reimbursement	(0.47)%	(0.67)%		(2.11)%	(c)
Portfolio turnover rate	126%	174%		102%	(e)

__________

*Commenced of Operations was April 28, 2010.

(a) Per share amounts are calculated using the average shares method, which approximately presents the per share data for each period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods of less than one year are not annualized.

(c) Annualized

(d) Amount less than $0.01.

(e) Not Annualized.

(f) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

Nile Pan Africa Fund

Financial Highlights – Institutional Class

The table below sets forth financial data for one share of beneficial interest outstanding through each period presented.

	For the Year	For the Year		For the Period
	Ended	Ended		Ended
	March 31, 2013	March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 11.59	$ 11.85		$ 11.76
From Operations:
Net investment income (loss) (a)	0.09	0.07		(0.05)
Net gain (loss) on investments and foreign currency (both realized and unrealized)	2.86	(0.31)	(f)	0.14
Total from operations	2.95	(0.24)		0.09
From Redemption Fees	0.01	0.04		0.00	(d)
Distributions to shareholders from
net investment income	(0.24)	(0.06)		-
Net Asset Value, End of Period	$ 14.31	$ 11.59		$ 11.85

Total Return (b)	25.76%	(1.52)%		0.77%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 4,510	$ 1,274		$ 663
Ratio to average net assets:
Expenses, Gross	2.65%	3.49%		7.06%	(c)
Expenses, Net of Reimbursement	2.25%	2.25%		2.25%	(c)
Net investment income (loss), Gross	0.25%	(0.57)%		(5.74)%	(c)
Net investment income (loss), Net of Reimbursement	0.67%	0.67%		(0.92)%	(c)
Portfolio turnover rate	126%	174%		102%	(e)

__________

*Commenced of Operations was November 3, 2010.

(a) Per share amounts are calculated using the average shares method, which approximately presents the per share data for each period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods of less than one year are not annualized.

(c) Annualized

(d) Amount less than $0.01.

(e) Not Annualized.

(f) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

PRIVACY NOTICE REV. DEC. 2013
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?		Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust does not jointly market.

Nile Pan Africa Fund
Nile Global Frontier Fund
Nile Africa and Frontier Bond Fund

Adviser	Nile Capital Management, LLC 116 Village Blvd, Suite 200 Princeton, NJ 08540	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, NE 68130
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, OH 45263	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68137

Additional information about the Funds is included in the Funds' Statement of Additional Information dated August 1, 2013 (the "SAI"), as supplemented from time to time.  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust's policies and management.  Additional information about the Funds' investments will also be available in the Funds' Annual and Semi-Annual Reports to Shareholders.  In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-877-68-AFRICA  or visit www.nilefunds.com.  You may also write to:

The Nile Funds

c/o Gemini Fund Services, LLC

17605 Wright Street

Omaha, Nebraska 68130

You may review and obtain copies of the Funds' information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22384